Revenue Recognition - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 85,699	$ 82,465	$ 171,447	$ 163,722
Luna Pool Agency Limited [Member]
Revenues		2,596
Time Charters [Member]
Revenues	41,903	43,146	84,582	93,841
Time Charters [Member] | Luna Pool Agency Limited [Member]
Revenues	930		1,279
Voyage Charters [Member]
Revenues	38,250	$ 36,723	76,079	67,285
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Revenues	$ 4,616		$ 9,507	$ 2,596